SCHEDULE OF BREAKDOWN OF SIGNIFICANT OPERATING EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
SegmentReportingLineItems [Line Items]
Revenue			$ 487				$ 581		$ 582		$ 68
Cost of revenues									96		236
Gross profit			547				485		486		(168)
Research and development by significant expense:
Research and development	1,035		1,001		3,480		3,446		4,604		5,920
General and administrative by significant expense:
General and administrative	958		3,381		3,745		11,592		13,132		14,587
Gain on lease termination			(1,576)				(1,576)		(1,576)
Acquisition of Exacis in-process research and development											460
Total operating expenses	1,993		2,806		7,225		13,462		16,160		20,967
Loss from operations	(1,993)		(2,259)		(7,225)		(12,977)		(15,674)		(21,135)
Total other income (expense), net	759		(24,333)		(5,340)		(25,784)		(28,835)		(536)
Loss before income taxes	(1,234)		(26,592)		(12,565)		(38,761)		(44,509)		(21,671)
Provision for income taxes	(6)		(12)		(17)		(19)		(30)		3
Net loss	(1,240)		(26,604)		(12,582)		(38,780)		(44,539)		(21,668)
Cash	3,047				3,047				1,729		7,575
Cost of revenues			(60)				96
Other income (expense), net
Forward sales contract expense					(5,847)
Gain (loss) on extinguishment of debt	734		(22,440)		734		(22,440)		(22,440)
Fair value adjustments to bridge notes derivative liability			(1,038)				(1,038)		(1,459)
Change in fair value of warrant liabilities			831		1		897		414		215
Change in fair value of contingent consideration							66		66		118
Interest income (expense), net	31		(1,686)		36		(3,269)		(6,752)		(614)
Other expense, net	(6)				(264)				70		(334)
MSA License Fees [Member]
Research and development by significant expense:
Research and development	510		767		1,810		2,392		3,017		3,250
Professional Fees [Member]
Research and development by significant expense:
Research and development	233		64		591		152		759		1,181
General and administrative by significant expense:
General and administrative	215		1,125		1,041		3,409		4,168		6,464
Payroll and Related [Member]
Research and development by significant expense:
Research and development	123		71		365		518		502		701
General and administrative by significant expense:
General and administrative	313		367		1,134		1,234		1,607		2,045
Other [Member]
Research and development by significant expense:
Research and development	109	[1]	51	[1]	242	[1]	184	[1]	326	[2]	788	[2]
General and administrative by significant expense:
General and administrative	140	[3]	230	[3]	426	[3]	845	[3]	852	[4]	1,764	[4]
Occupancy Expense [Member]
General and administrative by significant expense:
General and administrative	6		1,267		21		5,068		5,074		3,306
Stock Based Compensation [Member]
General and administrative by significant expense:
General and administrative	284		392		1,123		1,036		$ 1,431		$ 1,008
Study Fees [Member]
Research and development by significant expense:
Research and development	$ 60		$ 48		$ 472		$ 200

[1]	Other includes certain lab supply expenses, amounts related to the close out of a former clinical trial, allocated occupancy costs, stock-based compensation, and depreciation.
[2]	Other includes certain lab supply expenses, amounts related to the close out of a former clinical trial, allocated occupancy costs, stock-based compensation, and depreciation.
[3]	Other includes expenses related to insurance, information technology, travel, banking, depreciation and other miscellaneous expenses.
[4]	Other includes expenses related to insurance, information technology, travel, banking, depreciation and other miscellaneous expenses.